Prepayments and other current assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments for purchases of products	¥ 24,216		¥ 52,348
Vendor rebate receivables	16,160		24,462
Value-added tax ("VAT") deductible	10,512		18,864
Loan receivables	9,886		3,845
Sales return assets	2,835		1,264
Deposits	999		1,312
Others	14,751		14,643
Total	¥ 79,359	$ 11,556	¥ 116,738